Risk management - United States - SC USA - COVID-19 pandemic moratoria (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.746	€ 0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.067	€ 0.031
Santander Consumer USA
Credit risk
Impairment credit losses, overlay	849,000,000
North America | Santander Consumer USA | United States
Credit risk
Total amount of payment moratoria	€ 5,370,000,000
Percentage to lending porfolio	18.11%
Percentage of payment moratoria granted that expired	100.00%	89.80%
North America | Santander Consumer USA | Financial instruments not credit-impaired | Stage 1 | United States
Credit risk
Payment moratoria granted that expired	€ 0.028	€ 0.785
North America | Santander Consumer USA | Financial instruments not credit-impaired | Stage 2 and 3 | United States
Credit risk
Payment moratoria granted that expired	0.687	€ 0.146
North America | Santander Consumer USA | Financial instruments credit-impaired | United States
Credit risk
Payment moratoria, performance percentage		6.90%
North America | Santander Consumer USA | Financial instruments credit-impaired | Stage 2 and 3 | United States
Credit risk
Payment moratoria granted that expired	€ 0.285